MEMBERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
MEMBERS' EQUITY

13. MEMBERS’ EQUITY

2014 Equity

At June 30, 2014, we had 484,505 Class A units and 28,833,202 Class B common units outstanding, which included 103,142 unvested restricted common units issued under our L-TIP Plan and 400,414 unvested restricted common units issued under our Omnibus Plan.

At June 30, 2014, we had granted 444,543 common units of the 450,000 common units available under our L-T IP Plan. Of these grants, 341,401 have vested.

At June 30, 2014, we had granted 1,639,874 common units of the 1,650,000 common units available under our Omnibus Plan. Of these grants, 1,239,460 have vested.

For the six months ended June 30, 2014, 62,683 common units were tendered by our employees for tax withholding purposes. These units, costing approximately $0.2 million, were returned to their respective plan and are available for future grants.

2013 Equity

At December 31, 2013, we had 1,615,017 Class A units and 28,462,185 Class B common units outstanding, which included 43,776 unvested restricted common units issued under our L-T IP Plan and 336,551 unvested restricted common units issued under our Omnibus Plan.

At December 31, 2013, we had granted 346,734 common units of the 450,000 common units available under our L-T IP Plan. Of these grants, 302,958 have vested.

At December 31, 2013, we had granted 1,366,666 common units of the 1,650,000 common units available under our Omnibus Plan. Of these grants, 1,030,115 have vested.

For the three months ended December 31, 2013, 139,810 common units were tendered by our employees for tax withholding purposes. These units, costing approximately $0.2 million, were returned to their respective plan and are available for future grants.

14. MEMBERS’ EQUITY

2013 Equity

At December 31, 2013, we had 1,615,017 Class A units and 28,462,185 Class B common units outstanding, which included 43,776 unvested restricted common units issued under our Long-Term Incentive Plan and 336,551 unvested restricted common units issued under our 2009 Omnibus Incentive Compensation Plan.

At December 31, 2013, we had granted 346,734 common units of the 450,000 common units available under our Long-Term Incentive Plan. Of these grants, 302,958 have vested.

At December 31, 2013, we had granted 1,366,666 common units of the 1,650,000 common units available under our 2009 Omnibus Incentive Compensation Plan. Of these grants, 1,030,115 have vested.

For the year ended December 31, 2013, 139,810 common units were tendered by our employees for tax withholding purposes. These units, costing approximately $0.2 million, have been returned to their respective plan and are available for future grants.

2012 Equity

At December 31, 2012, we had 483,418 Class A units and 23,687,507 Class B common units outstanding, which included 94,914 unvested restricted common units issued under our Long-Term Incentive Plan and 666,778 unvested restricted common units issued under our 2009 Omnibus Incentive Compensation Plan.

At December 31, 2012, we had granted 336,599 common units of the 450,000 common units available under our Long-Term Incentive Plan. Of these grants, 241,685 have vested. We also granted an additional 76,046 performance units under our Long-Term Incentive Plan. Of these grants, 38,023 have vested.

At December 31, 2012, we had granted 1,326,530 common units of the 1,650,000 common units available under our 2009 Omnibus Incentive Compensation Plan. Of these grants, 659,752 have vested. We also granted an additional 323,194 performance units under our 2009 Omnibus Incentive Compensation Plan. Of these grants, 161,597 have vested.

For the year ended December 31, 2012, 90,425 common units were tendered by our employees for tax withholding purposes. These units, costing approximately $0.2 million, were returned to their respective plan and are available for future grants.